UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 1 North Franklin Street, Suite 1105
         -------------------------------------------------
         Chicago, IL 60606
         -------------------------------------------------

Form 13F File Number: 28-13768
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                05/09/2013
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  94
                                         ---------------
Form 13F Information Table Value Total:  $119,030.46
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
03/31/2013
13F Report

                                                                FAIR
                                                            MARKET VALUE                   INVESTMENT          VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP      (IN THOUSANDS)       SHARES     DISCRETION        SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                       COMMON STOCK   88579y101       337.0027          3170      Sole             3170
A T & T Inc new                  COMMON STOCK   00206r102      256.13289          6981      Sole             6981
Abbott Labs                      COMMON STOCK   002824100      366.33904         10372      Sole            10372
AbbVie Inc.                      COMMON STOCK   00287Y109      443.15626         10867      Sole            10867
Altria Group Inc                 COMMON STOCK   02209S103      671.05207         19513      Sole            19513
American Sts Water               COMMON STOCK   029899101       587.7897         10210      Sole            10025              185
Apache Corp                      COMMON STOCK   037411105       366.5181      4750.105      Sole             4615          135.105
Apple Inc.                       COMMON STOCK   037833100     1150.47334          2599      Sole             2494              105
Aqua America Inc                 COMMON STOCK   03836W103       369.2628         11745      Sole            11745
Archer Daniels Midland           COMMON STOCK   039483102     1048.15975         31075      Sole            30000             1075
Bank Of Montreal                 COMMON STOCK   063671101      924.51423     14686.485      Sole            14160          526.485
Barrick Gold Corp                COMMON STOCK   067901108        967.848         32920      Sole            32220              700
Baxter International Inc         COMMON STOCK   071813109      1250.8608         17220      Sole            16870              350
Bed Bath & Beyond Inc            COMMON STOCK   075896100       1388.251         21550      Sole            20905              645
Berkshire Hathaway Cl B          COMMON STOCK   084670702       224.8636          2158      Sole             2158
Bristol Myers Squibb Company     COMMON STOCK   110122108      431.58882         10478      Sole            10478
Canadian Natl Railway Co         COMMON STOCK   136375102        245.735          2450      Sole             2450
Caterpillar Inc                  COMMON STOCK   149123101     1142.37382     13135.263      Sole            12890          245.263
Chevron Corp                     COMMON STOCK   166764100     1595.39614         13427      Sole            13427
Cimarex Energy Co                COMMON STOCK   171798101     3280.43296         43484      Sole            42609              875
Cntrl Fund of Canada Ltd         COMMON STOCK   153501101       2446.431        126300      Sole           122675             3625
Coca Cola Co                     COMMON STOCK   191216100       525.5178         12995      Sole            12995
ConocoPhillips                   COMMON STOCK   20825c104       289.5618          4818      Sole             4818
Covidien Ltd                     COMMON STOCK   G2554F113     1291.25747     19033.866      Sole            18363          670.866
CVS/Caremark Corp                COMMON STOCK   126650100       1462.734         26600      Sole            26200              400
Deere & Co                       COMMON STOCK   244199105       251.9214          2930      Sole             2930
Diageo PLC New Spons ADR         COMMON STOCK   25243q205     1825.81256         14509      Sole            14109              400
Duke Energy Corp                 COMMON STOCK   26441c105      640.38898          8822      Sole             8822
Edwards Lifesciences Corp        COMMON STOCK   28176e108       611.2704          7440      Sole             7215              225
ETFS Physcl Swiss Gold Shs       COMMON STOCK   26922Y105     1803.44435         11453      Sole            11153              300
Exxon Mobil Corp                 COMMON STOCK   30231G102     2631.51531     29203.366      Sole            28267          936.366
FedEx Corporation                COMMON STOCK   31428x106       555.7138          5659      Sole             5584               75
General Electric Co              COMMON STOCK   369604103      2274.3144         98370      Sole            95745             2625
Google Inc CL A                  COMMON STOCK   38259P508      755.27279           951      Sole              921               30
Home Depot Inc                   COMMON STOCK   437076102      695.91594          9973      Sole             9798              175
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406     1382.89284         25926      Sole            25176              750
Humana Inc                       COMMON STOCK   444859102      1067.7495         15450      Sole            15050              400
Huntsman Corp Com                COMMON STOCK   447011107      253.10285         13615      Sole            13615
Ing Prime Rate Trust Sh Ben In   COMMON STOCK   44977w106      370.27155         57585      Sole            57585
International Business Machine   COMMON STOCK   459200101     1304.18623     6114.3283      Sole        5969.1763          145.152
iShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457     4865.72541         57603      Sole            55391             2212
iShares Barclays 7-10 Yr Treas   COMMON STOCK   464287440       883.9449          8235      Sole             8235
iShares Barclays Aggregate Bon   COMMON STOCK   464287226     2671.16681     24123.244      Sole            23622          501.244
iShares Barclays Tips Bond Ind   COMMON STOCK   464287176     7545.94263    62225.3408      Sole       60571.3408             1654
iShares DJ Sel Div Index Fd      COMMON STOCK   464287168       2467.845         38925      Sole            38925
iShares MSCI ACWI Index          COMMON STOCK   464288257     2050.35075         40401      Sole            40401
iShares MSCI EAFE Index Fd       COMMON STOCK   464287465       581.8377          9865      Sole             9865
iShares MSCI Emerging Mkts Ind   COMMON STOCK   464287234     4643.75275        108575      Sole           105950             2625
iShares Russell 3000 Value       COMMON STOCK   464287663       890.8224          8385      Sole             8385
J P Morgan Chase & Co            COMMON STOCK   46625H100     1349.60393     28436.661      Sole            27445          991.661
Lazard LTD                       COMMON STOCK   G54050102       794.8877         23290      Sole            22765              525
Lockheed Martin Corp             COMMON STOCK   539830109       250.4694          2595      Sole             2595
Marathon Petroleum Corporation   COMMON STOCK   56585A102       628.4544          7014      Sole             7014
MasterCard Inc                   COMMON STOCK   57636Q104      1060.6148          1960      Sole             1900               60
McDonalds Corp                   COMMON STOCK   580135101      2344.7088         23520      Sole            23020              500
Merck & Co                       COMMON STOCK   58933Y105        780.572         17660      Sole            17660
Microchip Technology Inc         COMMON STOCK   595017104      1517.4979         41270      Sole            40145             1125
Microsoft Corp                   COMMON STOCK   594918104     1432.96748         50095      Sole            48820             1275
Molex Incorporated               COMMON STOCK   608554101      775.36368         26481      Sole            25656              825
National Fuel Gas                COMMON STOCK   636180101       1785.285         29100      Sole            28775              325
NextEra Energy Inc               COMMON STOCK   65339f101     1053.80688         13566      Sole            13141              425
Novartis AG ADS                  COMMON STOCK   66987v109       2277.899         31975      Sole            31075              900
PartnerRe Ltd                    COMMON STOCK   G6852T105      595.43845          6395      Sole             6320               75
PepsiCo Inc                      COMMON STOCK   713448108     1527.29766         19306      Sole            18756              550
Pfizer                           COMMON STOCK   717081103     1135.00744     39328.047      Sole            38526          802.047
Philip Morris International      COMMON STOCK   718172109      367.78057          3967      Sole             3967
Phillips 66                      COMMON STOCK   718546104      511.20082          7306      Sole             7306
PIMCO Total Return ETF           COMMON STOCK   72201R775     5198.45969         47353      Sole            47353
Plum Creek Timber Co             COMMON STOCK   729251108        979.272         18760      Sole            18110              650
Praxair Inc                      COMMON STOCK   74005P104       414.3711          3715      Sole             3565              150
Procter & Gamble Co              COMMON STOCK   742718109       752.1056          9760      Sole             9760
Qualcomm Inc                     COMMON STOCK   747525103      868.27874         12971      Sole            12396              575
Rayonier Inc                     COMMON STOCK   754907103      583.93062          9786      Sole             9786
Redwood Trust Inc                COMMON STOCK   758075402      1239.5505         53475      Sole            52225             1250
Rockwell Collins                 COMMON STOCK   774341101      457.80936          7253      Sole             7028              225
S & P Depository Receipts SPDR   COMMON STOCK   78462f103     3633.33397         23191      Sole            22273              918
Schlumberger Ltd                 COMMON STOCK   806857108      938.52148         12532      Sole            12207              325
Short S&P 500 Proshares  ETF     COMMON STOCK   74347R503      2956.6746         96340      Sole            93040             3300
SPDR Dow Jones Global Real Est   COMMON STOCK   78463X749       549.1248         12390      Sole            12390
Spectra Energy Corp              COMMON STOCK   847560109       268.0785          8718      Sole             8718
Starwood Property Trust, Inc.    COMMON STOCK   85571B105      1345.3884         48465      Sole            47190             1275
The Walt Disney Company          COMMON STOCK   254687106       1554.616         27370      Sole            26545              825
Time Warner Cable Inc            COMMON STOCK   88732J207       977.8908         10180      Sole             9930              250
Towers Watson                    COMMON STOCK   891894107       584.3676          8430      Sole             8005              425
Vanguard High Div Yield ETF      COMMON STOCK   921946406      321.57027          5867      Sole             5867
Vectren Corp Indiana             COMMON STOCK   92240G101      257.36172          7266      Sole             7266
Verizon Communications           COMMON STOCK   92343v104       423.5747          8618      Sole             8618
VMware, Inc.                     COMMON STOCK   928563402        386.512          4900      Sole             4700              200
Vodafone Group PLC               COMMON STOCK   92857w209      1837.2812         64693      Sole            62993             1700
Wal-Mart Stores                  COMMON STOCK   931142103      807.34087         10789      Sole            10264              525
Wells Fargo & Co                 COMMON STOCK   949746101     1538.05452     41580.279      Sole            40354         1226.279
Western Gas Partners LP          COMMON STOCK   958254104      895.67051      15076.09      Sole            14655           421.09
WisTr Dreyfus China Yuan Fd      COMMON STOCK   97717W182     1058.50245         41235      Sole            39270             1965
WisTr Emrg Mkt Lcl Debt Fd       COMMON STOCK   97717X867      1925.5443     36656.088      Sole            36255          401.088